Investment Strategy - Dan IVES Wedbush AI Power & Infrastructure ETF	Aug. 21, 2026
Prospectus [Line Items]
Strategy [Heading]	The second paragraph of the section of the Prospectus titled “Principal Investment Strategies of the Fund” is hereby deleted and replaced with the following:
Strategy Narrative [Text Block]

The Index is comprised exclusively of equity securities (or corresponding American Depositary Receipts (“ADRs”)) of companies included in the Dan Ives AI Power & Infrastructure 30 Research Report (the “AI Power Report”). The AI Power Report was originally created by Dan Ives while he was employed at Wedbush Securities Inc. (“Wedbush”). Dan Ives will continue to compile the AI Power Report in his new role as Partner and Senior Managing Director, Tech Analyst at Yorkville Ives & Co., LLC, pending certain regulatory approvals. The AI Power Report is a publicly available research report, comprised of companies that have been identified as contributing to the infrastructure supporting artificial intelligence (“AI”) through the development, production or operation of power generation and fuel supply technologies (i.e., nuclear baseload, natural gas generation and fuel transmission), grid infrastructure and data centers (being able to locate and operate data centers where there is reliable access to power), equipment and power management (managing power, cooling and equipment to run AI data centers) and materials and enabling technologies (materials and technologies that facilitate the operation of AI data centers and the supply of power to those centers). The AI Power Report is released on a semi-annual basis, but may be released more frequently in the event there are material developments in any of the sectors from which companies included in the AI Power Report are identified. Pending the necessary regulatory approvals for Mr. Ives to continue to compile the AI Power Report, the Equity Research team of Wedbush, in lieu of Dan Ives, will monitor for material developments in the sectors from which companies included in the AI Power Report are identified and update the AI Power Report as appropriate.

The fifth paragraph of the section of the Prospectus titled “DISCLAIMERS AND LICENSES” is hereby deleted and replaced with the following:

Dan Ives is a Tech analyst, Partner and Senior Managing Director at Yorkville & Ives Co., LLC (“Yorkville”). The Adviser has entered into a Research License and Coordination Agreement (the “License Agreement”) with Yorkville, pursuant to which Yorkville has agreed to license to the Adviser the use of the AI Power Report, pending certain regulatory approvals. In addition, the Adviser has licensed the use of the name “Dan Ives” and “Ives,” pursuant to a Sublicense Agreement dated June 2, 2025, as amended, between Wedbush and the Adviser (the “Sub-License Agreement”). Under the License Agreement, the Adviser will pay Yorkville a fee at a fixed rate based on a percentage of the Fund’s assets. Under the Sub-License Agreement, the Adviser will pay Wedbush a fee at a fixed rate based on a percentage of the Fund’s assets. Dan Ives will not receive separate compensation under either the License Agreement or the Sub-License Agreement. None of Wedbush, Yorkville or Dan Ives: (i) is affiliated with the Distributor, Solactive AG or any of their respective affiliates; (ii) makes investment decisions, provides investment advice, or otherwise acts in the capacity of an investment adviser to the Fund; or (iii) is involved in the maintenance of the Index or acts in the capacity of an index provider.